CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Unrealized income (loss), tax	$ 0	$ 9	$ 3
Reclassification to net earnings (loss), tax	$ 6	$ 5	$ 2